Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Oct. 01, 2016
Professional fee	$ 260,105	$ 1,124,812	$ 421,907	$ 1,301,365	$ 1,730,377	$ 1,658,508
Accrued expenses	124,501		124,501		121,876	$ 17,612
Consulting Agreement [Member] | Rayne Forecast, Inc. [Member]
Accrued expenses	141,883		141,883		141,883
Consulting Agreement [Member] | Minimum [Member]
Professional fee			50,000
Consulting Agreement [Member] | Maximum [Member]
Professional fee			500,000
Todd Davis [Member] | Convertible Notes Payable [Member]
Debt face amount							$ 1,157,500
Debt interest rate							8.00%
Common stock price per share							$ 0.026
Convertible note payable, related party	1,072,185		1,072,185		1,072,185
Accrued interest	$ 370,372		$ 370,372		$ 327,484